TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 16 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

A.	Benefits for key managers (including directors)

Senior managers in the Group are eligible, in addition to their salary, to non-cash benefits (such as the use of a company car). The Group also contributes to their post-employment benefit plans.

The senior managers also participate in the Company’s share options plan. See Note 9 (Share-Based Payment).

Benefits for key managers (including directors):

	Year ended December 31,
	2018		2017
	Number of people in the year	Expenditure in $ thousands	Number of people in the year	Expenditure in $ thousands

Short-term employee benefits (including salaries)	4	1,232	3	970
Post-employment benefits	1	13	1	13
Share-based payments	6	1,556	5	628
Salary and insurance for directors	10	154	9	146
		2,955		1,757

B.	CEO Compensation

In June 2018, options to purchase 909,203 shares were allotted to the CEO in accordance with his employment agreement, which includes rights to the grant of options at the time of fundraising at an exercise price of $3.67 per share (the fair value of the Company's ordinary shares on the approval date by the Company’s Board of Directors on this matter), vesting in four tranches at the end of each year from the beginning of his employment in May 2016, at a total cost of $1.7 million. As part of the fundraising in June 2018 described in Note 8C (Equity—Issuances) above, the CEO waived his entitlement to additional future grants.